Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

October 3, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

         RE:      ALLEGIANT ADVANTAGE FUND ("REGISTRANT")
                  REGISTRATION NOS. 33-65690/811-07850
                  ------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), and on behalf of the Registrant, please accept this letter as certification that the Registrant's (i) Prospectus for Advisor Shares of the Institutional Money Market Fund, (ii) Prospectus for Institutional Shares of the Institutional Money Market Fund, and (iii) Statement of Additional Information for Advisor Shares and Institutional Shares of the Institutional Money Market Fund, each dated October 1, 2008, do not differ from those contained in Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A under the 1933 Act, and Amendment No. 28 to Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the "Amendment"). This Amendment was filed electronically on September 29, 2008 (Accession No. 0000935069-08-002400).

         Please do not hesitate to contact the undersigned at (215) 988-2887 if you have any questions.

                                                     Very truly yours,


                                                     /s/ Julie Sterner Patel
                                                     -----------------------
                                                     Julie Sterner Patel